General_Limitations on transfer of assets or the redemption of liabilities within the Group (Details)	6 Months Ended
Jun. 30, 2018
Consolidated structured entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Description of intentions to provide support to structured entity	The Group is providing purchase commitment and credit facilities to structured entities that are subsidiaries of the Group. Purchase commitments guarantee the purchase and payment of outstanding commercial papers that were issued but were not repurchased by the structured entities. Credit facilities allow lending of funds to structured entities under certain conditions when there are grounds for discontinuing the issuance of commercial papers, or when structured entities default due to some reasons. As of June 30, 2018, the Group is providing credit facilities (including ABCP purchase commitments, etc.) amounting to 1,156,431 million Won to aforementioned structured entities.
Structured entity for the securitization of financial assets
Disclosure of information about consolidated structured entities [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The structured entity is established for the purpose of securitization of project financing loans, corporate bonds, and other financial assets. The Group is involved with the structured entity through providing with credit facility over asset-backed commercial papers issued by the entity, originating loans directly to the structured entity, or purchasing 100% of the subordinated debts issued by the structured entity.
Structured entity for the investments in securities
Disclosure of information about consolidated structured entities [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The structured entity is established for the purpose of investments in securities. The Group acquires beneficiary certificates through its contribution of fund to the structured entity, and it is exposed to the risk that it may not be able to recover its fund depending on the result of investment performance of asset managers of the structured entity.
Money trust under the Financial Investment Services and Capital Markets Act
Disclosure of information about consolidated structured entities [Line Items]
Description of terms of contractual arrangements that could require parent or subsidiaries to provide financial support to structured entity	The Group provides with financial guarantee of principal and interest or principal only to some of its trust products. Due to the financial guarantees, the Group may be obliged to supplement when the principal and interest or principal of the trust product sold is short of the guaranteed amount depending on the result of investment performance of the trust product.